Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
CURRENT ASSETS
Cash in bank	¥ 751,904,587	$ 117,932,868	¥ 355,020,149
Short term investment	33,540,301	5,260,646	32,878,252
Prepaid expenses	29,063,036	4,558,407	31,710,307
Other receivables-intercompany	40,972	6,426
Total current assets	907,819,648	142,387,447	616,425,842
OTHER ASSETS
Other receivable – related parties	5,738,130	900,000
Investment in subsidiaries	1,716,849	269,280
Total assets	1,505,028,697	236,057,011	1,172,421,685
OTHER LIABILITIES
Total liabilities	165,564,432	25,968,038	163,369,762
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
ordinary shares	13,095	2,054	13,095
Additional paid-in capital	1,454,680,407	228,160,109	932,368,293
Retained earnings (accumulated deficit)	(164,334,928)	(25,775,198)	76,207,925
Accumulated other comprehensive loss	(54,970,351)	(8,621,853)	(35,434,146)
Total shareholders’ equity	1,264,063,507	198,262,702	997,246,189
Total liabilities and shareholders’ equity	1,505,028,697	236,057,011	1,172,421,685
Parent Company [Member]
CURRENT ASSETS
Cash in bank	402,451,863	63,122,773	41,981,726
Restricted cash			13,088,949
Short term investment	33,540,301	5,260,646	32,878,252
Prepaid expenses			1,589,372
Other receivables-intercompany	522,047,391	81,880,796	345,178,017
Total current assets	958,039,555	150,264,215	434,716,316
OTHER ASSETS
Investment in subsidiaries	300,285,822	47,098,487	571,354,800
Total assets	1,264,063,507	198,262,702	1,006,071,116
CURRENT LIABILITIES
Shareholder loan			1,631,225
Other payables – intercompany			6,524,900
Total current payables			8,156,125
OTHER LIABILITIES
Non-current shareholder loan			668,802
Total liabilities			8,824,927
SHAREHOLDERS’ EQUITY
Additional paid-in capital	1,454,680,407	228,160,109	932,368,293
Retained earnings (accumulated deficit)	(164,334,928)	(25,775,198)	76,207,925
Statutory reserves	28,573,157	4,481,572	24,003,483
Accumulated other comprehensive loss	(54,970,351)	(8,621,853)	(35,434,146)
Total shareholders’ equity	1,264,063,507	198,262,702	997,246,189
Total liabilities and shareholders’ equity	1,264,063,507	198,262,702	1,006,071,116
Common Class A [Member] | Parent Company [Member]
SHAREHOLDERS’ EQUITY
ordinary shares	13,095	2,054	13,095
Common Class B [Member] | Parent Company [Member]
SHAREHOLDERS’ EQUITY
ordinary shares	¥ 102,127	$ 16,018	¥ 87,539